Other income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Other income [Abstract]
ERS Revenue	$ 399	$ 0	$ 926	$ 0
Net gain on disposal of other assets	0	1,798	0	3,117
Total other income	$ 399	$ 1,798	$ 926	$ 3,117